Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2013 and 2012, are summarized as follows:

	Millions of yen
	2013		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Cash and cash equivalents	¥93,620	¥93,620	¥83,079	¥83,079
Time deposits	217	217	907	907
Trade notes and accounts receivable	606,904	606,904	559,749	559,749
Long-term trade receivables	235,825	235,825	184,294	184,294
Investment securities, marketable equity securities	50,954	50,954	45,933	45,933
Short-term debt	205,156	205,156	215,824	215,824
Trade notes, bills and accounts payable	226,275	226,275	273,460	273,460
Long-term debt, including current portion	474,607	469,444	431,976	429,357
Derivatives:
Forward and options
Assets	507	507	2,255	2,255
Liabilities	10,023	10,023	8,543	8,543
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	332	332	1,590	1,590
Liabilities	2,126	2,126	1,177	1,177